Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 11, 2025
C000261120 [Member]
Account Value [Line Items]
Accumulated Value	$ 11,637	$ 10,086	$ 10,481	$ 10,000
Solactive GBS United States Large & Mid Cap USD Index [Member]
Account Value [Line Items]
Accumulated Value	11,452	9,918	10,412	10,000
Research Affiliates Cap Weighted U.S. Index [Member]
Account Value [Line Items]
Accumulated Value	$ 11,638	$ 10,086	$ 10,478	$ 10,000